CERTAMX

1-32371

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

04040804

American Stock Exchange
86 Trinity Place
New York, NY 10006

December 7, 2004

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on December 7, 2004 the American Stock Exchange, Inc. (the "Exchange") received from Sinovac Biotech Ltd. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, par value $0.001 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Director
Listing Qualifications Department

PROCESSED
DEC 08 2004
THOMSON
FINANCIAL

cc: Herbert Scholl

1084201